Segmented Information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Entities Reportable Segments [abstract]
Summary of Long-Lived Assets Include Non Current Contract Acquisition Assets, Property And Equipment, Right of Use Assets and Goodwill

	Year ended June 30,
	2022	2021
Revenue
United States	$152,995	$101,020
Rest of world	40,634	17,994
Canada	3,682	1,770
	$197,311	$120,784

	June 30, 2022	June 30, 2021
Non-current assets
Canada	$8,759	$10,875
United States and rest of world	371,047	11,092
	$379,806	$21,967